File No. 33-11636
                                             File No. 811-5020

               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC  20549
                    _________________________

                            FORM N-1A


                     REGISTRATION STATEMENT
                UNDER THE SECURITIES ACT OF 1933

               Pre-Effective Amendment No.   ____
               Post-Effective Amendment No.   14         X

                             and/or

                     REGISTRATION STATEMENT
            UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No.   16         X
                ________________________________

                        PATHFINDER TRUST
       (Exact Name of Registrant as Specified in Charter)

                     4023 West Sixth Street
                 Los Angeles, California  90020
            (Address of Principal Executive Offices)

                         (213) 386-4049
      (Registrant's Telephone Number, Including Area Code)

                       EDWIN R. BERNSTEIN
                        PATHFINDER TRUST
                     4023 West Sixth Street
                 Los Angeles, California  90020
            (Name and Address of Agent for Services)
                   __________________________

It is proposed that this filing will become effective:

 X    Immediately upon filing pursuant to paragraph (b)
___   On ______________ pursuant to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(1)
___   On ______________ pursuant to paragraph (a)(1)
___   75 days after filing pursuant to paragraph (a)(2)
___   On ______________ pursuant to paragraph (a)(2)

         If appropriate, check the following box:

___   This post-effective amendment designates a new effective
date for a previously filed post-effective amendment.

     Pursuant to approval by the majority of the Trustees and by the majority of the outstanding voting securities as required by the Trust's Master Trust Agreement, the Trust was liquidated on May 30, 2000. The Trust's assets were distributed to the shareholders of PATHFINDER FUND, the sole series of the Trust, in proportion to the number of shares held by each shareholder, after payment was allocated to creditors. The Trust hereby terminates its previously-filed declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, pursuant to which it had registered an indefinite number of its shares under the Securities Act of 1933.
                 ______________________________

             Please Send Copy of Communications to:

                     CATHY A. NIEMEYER, ESQ.
                         Baker & Daniels
              300 North Meridian Street, Suite 2700
                  Indianapolis, Indiana  46204
                         (317) 237-0300

                    Total Number of pages ___

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PATHFINDER TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 27{th} day of July, 2000.

                              PATHFINDER TRUST

                              By _/S/ EDWIN R. BERNSTEIN____
                                    Edwin R. Bernstein,
                                    Chairman of the Board of
                                       Trustees, President and
                                       Chief Financial Officer
                                       of PATHFINDER TRUST

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities indicated and on the date indicated.

NAME                     TITLE                         DATE

/S/ EDWIN R. BERNSTEIN   Chairman of the Board   July 27, 2000
Edwin R. Bernstein        of Trustees, President
                          and Chief Financial
                          Officer

/S/ PATRICIA L. STEPHAN  Trustee, Vice President July 27, 2000
Patricia L. Stephan       and Secretary


/S/ H. RANDOLPH MOORE, JR.    Trustee            July 27, 2000
H. Randolph Moore, Jr.

/S/ PATRICIA C. NAGLE         Trustee            July 27, 2000
Patricia C. Nagle

/S/ WERNER LANGE              Trustee            July 27, 2000
Werner Lange